Finance Income and Finance Costs - Summary of Finance Income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance Income And Finance Costs [Abstract]
Interest income					$ 7,123	$ 38,327
Other finance income						787,418
Finance income	$ 16	$ 4	$ 1,440	$ 7,343	$ 7,123	$ 825,745